Schedule of inventories (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 712	$ 5,584	$ 4,421
Work in progress	226	1,771	1,190
Finished goods	375	2,941	4,191
Total inventories	$ 1,313	$ 10,296	$ 9,802